Not FDIC Insured May Lose Value No Bank Guarantee
132-Q3PH

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Schedule of Investments
(unaudited)
Franklin Gold and Precious Metals Fund 2
Notes to Schedule of Investments 8

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited), April 30, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks 98.6%
Copper 0.7%
a
Axo Copper Corp. ..................................... Canada 6,979,051 $ 3,853,417
a
Fuerte Metals Corp. ................................... Canada 1,709,587 11,943,888
a,b,c
Fuerte Metals Corp., 144A ............................... Canada 280,000 1,956,197
a
Imperial Metals Corp. .................................. Canada 1,300,330 6,461,683
24,215,185
Diversified Metals & Mining 8.3%
a
Aclara Resources, Inc. ................................. United Kingdom 444,972 1,592,052
a
Adyton Resources Corp. ................................ Canada 12,280,000 3,254,537
a
Americas Gold & Silver Corp. ............................ Canada 1,938,652 11,103,701
a
Andean Silver Ltd. ..................................... Australia 4,732,891 7,165,423
a
Antipa Minerals Ltd. ................................... Australia 13,000,000 6,222,420
a
Arizona Metals Corp. ................................... Canada 150,000 32,576
a,c
Arizona Metals Corp., 144A .............................. Canada 2,294,000 498,200
a
AuMega Metals Ltd., (AUD Traded) ........................ Australia 10,813,044 295,824
a,b,d
AuMega Metals Ltd., (CAD Traded) ........................ Australia 43,558,000 1,056,603
a
AuMega Metals Ltd., (CAD Traded) ........................ Australia 20,000,000 625,759
a
Awale Resources Ltd. .................................. Canada 3,500,000 2,112,858
a
Azimut Exploration, Inc. ................................. Canada 1,691,000 858,976
a
Bellavista Resources Ltd. ............................... Australia 5,949,358 2,569,944
a,e
Blue Moon Metals, Inc. ................................. Canada 200,000 1,462,068
a,c
Blue Moon Metals, Inc., 144A ............................ Canada 2,349,453 17,175,300
a
Boab Metals Ltd. ...................................... Australia 26,013,000 7,413,799
a,e
Bravo Mining Corp. .................................... Canada 2,630,000 6,815,327
a,c
Bravo Mining Corp., 144A ............................... Canada 744,579 1,929,487
a
Cerro de Pasco Resources, Inc., (CAD Traded) ............... Canada 4,917,529 2,389,347
a
Cerro de Pasco Resources, Inc., (USD Traded) ............... Canada 7,400,000 3,600,100
a
Chalice Mining Ltd. .................................... Australia 2,222,810 2,492,959
a
Challenger Gold Ltd. ................................... Australia 48,359,635 4,928,711
a
Collective Mining Ltd. .................................. Canada 700,000 12,749,291
a
Great Pacific Gold Corp. ................................ Canada 7,948,107 2,516,057
a
Ivanhoe Electric, Inc. ................................... United States 543,903 6,978,276
a
Mackay Gold & Silver Corp. ............................. Canada 3,443,285 6,185,162
a
Magna Mining, Inc. .................................... Canada 6,003,646 10,032,964
a
Max Resource Corp. ................................... Canada 1,500,000 292,634
a
Meridian Mining plc .................................... Brazil 15,082,013 19,430,576
a
Minera Alamos, Inc. ................................... Canada 742,708 3,307,972
a,c
Minera Alamos, Inc., 144A ............................... Canada 2,892,920 12,884,872
a
Minerals 260 Ltd. ..................................... Australia 90,000,000 45,892,601
a
Nevada King Gold Corp. ................................ Canada 14,000,000 2,628,189
a
Nevgold Corp. ........................................ Canada 3,957,500 6,263,942
a,c
NorthIsle Copper & Gold, Inc., 144A ....................... Canada 10,802,545 22,983,292
a,b,d
Phoenix Industrial Minerals Pty. Ltd. ....................... Australia 45,900,000 56,178
a
Pilbara Gold Ltd. ...................................... Australia 9,700,000 5,178,882
a
Sable Resources Ltd. .................................. Canada 12,000,000 574,226
a
US Gold Corp. ....................................... United States 360,000 5,911,200
a,b,c
US Gold Corp., 144A ................................... United States 180,000 508,546
a
Vior Gold Corp., Inc. ................................... Canada 17,700,000 1,628,814
a
Vizsla Silver Corp., (CAD Traded) ......................... Canada 1,737,000 5,895,071
a,c
Vizsla Silver Corp., (CAD Traded), 144A .................... Canada 5,249,000 17,814,179
a
Vizsla Silver Corp., (USD Traded) ......................... Canada 1,054,100 3,562,858
a
Western Copper & Gold Corp. ............................ Canada 3,160,000 8,793,610
287,665,363
Environmental & Facilities Services 0.0%
†
a
Clean TeQ Water Ltd. .................................. Australia 679,999 190,931
a
Gold 82.4%
Agnico Eagle Mines Ltd. ................................ Canada 436,000 82,059,560

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
Alamos Gold, Inc., (CAD Traded), A ........................ Canada 765,316 $ 30,537,142
Alamos Gold, Inc., (USD Traded), A ........................ Canada 3,479,500 138,971,230
a
Alicanto Minerals Ltd. .................................. Australia 2,691,667 3,197,478
a
Amaroq Ltd. ......................................... Canada 5,800,000 7,702,934
Anglogold Ashanti plc .................................. Australia 1,025,903 96,157,888
a
Artemis Gold, Inc. ..................................... Canada 946,800 23,942,710
a
Asante Gold Corp. .................................... Canada 7,155,500 6,268,668
a,e
Asante Gold Corp. .................................... Canada 1,950,000 1,708,322
a,b,c
Asante Gold Corp., 144A ................................ Canada 4,869,845 4,165,326
a,f
Asara Resources Ltd. .................................. Australia 82,560,000 8,024,275
a
Astral Resources NL ................................... Australia 35,760,000 4,335,093
a
Atex Resources, Inc. ................................... Canada 9,249,042 21,107,984
a
Aurum Resources Ltd. ................................. Australia 9,000,000 3,868,507
a
Ausgold Ltd. ......................................... Australia 16,166,666 10,718,293
B2Gold Corp. ........................................ Canada 3,578,694 16,176,377
a
Ballard Mining Ltd. .................................... Australia 7,854,775 3,732,330
a,f
Banyan Gold Corp. .................................... Canada 21,017,629 21,197,888
Barrick Mining Corp. ................................... Canada 4,182,383 164,534,947
a
Barton Gold Holdings Ltd. ............................... Australia 5,850,000 3,842,239
a
Bellevue Gold Ltd. ..................................... Australia 18,344,000 19,944,490
a
Belo Sun Mining Corp. ................................. Canada 3,500,000 3,091,987
a,c
Belo Sun Mining Corp., 144A ............................. Canada 3,800,000 3,357,014
a
Black Cat Syndicate Ltd. ................................ Australia 30,426,504 24,877,822
a
Blossom Gold, Inc. .................................... Canada 6,398,306 8,196,012
a
Brightstar Resources Ltd. ............................... Australia 42,752,194 12,046,689
Calibre Mining Corp. ................................... Canada 2,883,535 40,291,151
a,f
Cambria Gold Mines, Inc. ............................... Canada 4,934,564 6,466,319
a,b,c,f
Cambria Gold Mines, Inc., 144A .......................... Canada 11,234,813 14,350,223
a,b,d,f
Cambria Gold Mines, Inc., 144A .......................... Canada 7,207,386 8,632,123
a
Catalyst Metals Ltd. ................................... Australia 7,188,915 27,559,542
a
Coeur Mining, Inc. ..................................... United States 1,160,406 20,852,496
a
Contango Silver & Gold, Inc. ............................. United States 790,109 18,133,002
a
Dakota Gold Corp. .................................... United States 2,544,163 13,687,597
Eldorado Gold Corp. ................................... Turkiye 694,724 21,465,430
a
Emerald Resources NL ................................. Australia 7,125,000 30,070,308
Endeavour Mining plc .................................. Ivory Coast 1,142,114 65,768,143
Equinox Gold Corp., (CAD Traded) ........................ Canada 4,138,236 57,822,881
Equinox Gold Corp., (USD Traded) ........................ Canada 5,250,000 73,290,000
a,f
Falcon Metals Ltd. ..................................... Australia 12,145,414 4,334,111
a
Felix Gold Ltd. ....................................... Australia 22,836,000 4,239,122
a,b,d
Firefinch Ltd. ......................................... Australia 18,028,500 570,065
a
FireFly Metals Ltd. .................................... Australia 9,137,185 13,191,192
a
Founders Metals, Inc. .................................. Canada 2,910,000 10,283,064
a
G Mining Ventures Corp. ................................ Canada 5,161,090 178,881,818
a
G2 Goldfields, Inc. .................................... Canada 500,000 3,824,493
a
Galiano Gold, Inc. ..................................... Canada 7,707,219 17,929,703
a
Genesis Minerals Ltd. .................................. Australia 7,146,549 30,793,759
a
Geopacific Resources Ltd. .............................. Australia 138,886,772 4,801,528
Gold Fields Ltd. ....................................... South Africa 439,800 18,630,915
Gold Fields Ltd., ADR .................................. South Africa 190,000 8,071,200
a
Gold X2 Mining, Inc. ................................... Canada 16,243,960 16,622,450
a
Golden Horse Minerals Ltd., CDI .......................... Australia 6,598,220 2,161,427
a
Gorilla Gold Mines Ltd. ................................. Australia 14,420,000 3,510,821
a
Greatland Resources Ltd. ............................... Australia 7,983,750 78,600,228
a
Greenheart Gold, Inc. .................................. Canada 137,500 110,336
a
Greenheart Gold, Inc. .................................. Canada 3,775,000 3,029,227
a,f
Heliostar Metals Ltd. ................................... Canada 16,088,333 25,701,537
a
Hemlo Mining Corp. ................................... Canada 8,342,210 32,242,502

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
Hochschild Mining plc .................................. Peru 2,488,520 $ 21,245,931
a
Hycroft Mining Holding Corp., A ........................... United States 512,280 18,677,729
a
Integra Resources Corp., (CAD Traded) .................... Canada 7,093,320 19,217,004
a
Integra Resources Corp., (USD Traded) .................... Canada 1,530,072 4,131,194
a
International Tower Hill Mines Ltd. ......................... Canada 2,854,296 6,707,596
a
K92 Mining, Inc. ...................................... Canada 2,011,571 36,963,089
Kingsgate Consolidated Ltd. ............................. Australia 2,800,000 12,774,543
a,f
Liberty Gold Corp. ..................................... Canada 16,329,800 17,191,161
a,c,f
Liberty Gold Corp., 144A ................................ Canada 11,389,100 11,989,850
a,c,f
Maple Gold Mines Ltd., 144A ............................. Canada 3,849,386 8,529,946
a
Maritana Minerals Ltd. .................................. Australia 17,411,203 9,683,976
a
Medallion Metals Ltd. .................................. Australia 32,720,000 9,803,854
a
Meeka Metals Ltd. ..................................... Australia 107,559,186 11,153,856
a,b,d,f
Monarch Mining Corp. .................................. Canada 15,500,000 —
a
Montage Gold Corp. ................................... Canada 4,170,000 41,198,071
a
New Murchison Gold Ltd. ............................... Australia 281,502,000 9,680,615
a,f
Newcore Gold Ltd. .................................... Canada 15,520,000 6,284,095
Newmont Corp. ....................................... United States 790,614 87,829,309
Newmont Corp., CDI ................................... United States 926,265 101,452,402
Northern Star Resources Ltd. ............................ Australia 1,525,782 23,387,548
OceanaGold Corp. .................................... Australia 691,496 21,411,508
a
Omai Gold Mines Corp. ................................. Canada 24,224,678 41,374,648
a,f
Onyx Gold Corp. ...................................... Canada 3,973,201 3,539,274
a,f
Onyx Gold Corp. ...................................... Canada 1,400,750 1,247,770
a
Ora Banda Mining Ltd. ................................. Australia 32,257,692 31,537,616
Orla Mining Ltd. ...................................... Canada 2,299,928 30,138,564
c
Orla Mining Ltd., 144A .................................. Canada 2,571,436 33,696,441
a
Osisko Development Corp., (CAD Traded) ................... Canada 985,000 2,929,584
a,c
Osisko Development Corp., (CAD Traded), 144A .............. Canada 2,404,049 7,150,114
a
Osisko Development Corp., (USD Traded) ................... Canada 3,117,334 9,320,829
Pan American Silver Corp. .............................. Canada 130,021 6,803,764
a
Pantoro Gold Ltd. ..................................... Australia 9,855,330 23,563,286
Perseus Mining Ltd. ................................... Australia 18,966,211 76,010,641
a
Predictive Discovery Ltd., (AUD Traded) .................... Australia 43,381,471 29,216,338
a
Predictive Discovery Ltd., (CAD Traded) .................... Australia 58,178,800 38,119,139
a,f
Q-Gold Resources Ltd. ................................. Canada 8,725,887 1,638,091
a
Radisson Mining Resources, Inc., A ........................ Canada 9,935,398 8,411,461
Ramelius Resources Ltd. ............................... Australia 8,265,795 20,515,496
a
Resolute Mining Ltd. ................................... Australia 17,032,892 14,575,487
a
Rio2 Ltd. ............................................ Canada 6,420,884 12,195,591
a
Rox Resources Ltd. ................................... Australia 32,305,203 9,602,549
a,b,d
Roxmore Resources, Inc., 144A .......................... Canada 1,699,430 5,355,526
a
RTG Mining, Inc. ...................................... Australia 4,167,708 138,070
a
RTG Mining, Inc., CDI .................................. Australia 82,487,582 2,613,025
a
Rua Gold, Inc. ........................................ Canada 4,466,490 4,208,862
a
Rupert Resources Ltd. ................................. Canada 850,000 6,701,881
a
Santana Minerals Ltd. .................................. Australia 22,853,334 9,366,119
a,f
Saturn Metals Ltd. ..................................... Australia 29,776,957 10,266,569
a
Sitka Gold Corp. ...................................... Canada 15,115,870 10,460,425
a
Skeena Resources Ltd. ................................. Canada 1,516,863 44,232,299
a
Snowline Gold Corp. ................................... Canada 1,545,450 16,417,597
a
Southern Cross Gold Consolidated Ltd. ..................... Canada 2,146,090 15,483,257
a
Southern Cross Gold Consolidated Ltd., CDI ................. Canada 2,082,272 15,078,011
a
St. Augustine Gold and Copper Ltd., (CAD Traded) ............ United States 337,336 49,668
a,c
St. Augustine Gold and Copper Ltd., (CAD Traded), 144A ....... United States 16,383,333 2,412,240
a,c
St. Augustine Gold and Copper Ltd., (USD Traded), 144A ....... United States 10,000,000 1,472,375
a
St. Barbara Ltd. ....................................... Australia 10,708,021 4,824,099
a
STLLR Gold, Inc. ..................................... Canada 325,000 356,499

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a,c
STLLR Gold, Inc., 144A ................................. Canada 4,370,010 $ 4,793,547
a,f
Talisker Resources Ltd. ................................. Canada 11,307,987 11,155,227
a,f
Tectonic Metals, Inc. ................................... Canada 3,700,000 6,183,237
a,b,d,f
Tectonic Metals, Inc., 144A .............................. Canada 2,606,809 4,032,078
a
Tiernan Gold Corp. .................................... Canada 1,286,127 8,549,878
a
Titan Minerals Ltd. .................................... Australia 5,650,000 3,376,205
a
Tolu Minerals Ltd. ..................................... Australia 9,518,700 10,142,422
Torex Gold Resources, Inc. .............................. Canada 1,259,000 51,848,537
c
Torex Gold Resources, Inc., 144A ......................... Canada 323,400 13,318,361
a
Torque Metals Ltd. .................................... Australia 25,213,732 8,267,020
a
Toubani Resources Ltd., CDI ............................. Australia 17,865,000 5,655,489
a
Troilus Mining Corp. ................................... Canada 26,352,561 30,652,664
a
Turaco Gold Ltd. ...................................... Australia 10,276,530 4,225,199
a
Valiant Gold Ltd. ...................................... Australia 15,058,150 3,198,129
Vault Minerals Ltd. .................................... Australia 5,716,754 19,072,567
a,b
Walhalla Gold Corp. ................................... Australia 1,724,675 268,745
a,b
Walhalla Gold Corp. ................................... Australia 1,724,675 276,528
a,b
Walhalla Gold Corp. ................................... Australia 1,724,675 288,208
a
Walhalla Gold Corp. ................................... Australia 1,724,675 304,724
a
West African Resources Ltd. ............................. Australia 3,189,984 6,945,916
Westgold Resources Ltd. ............................... Australia 5,850,000 23,231,471
a
WIA Gold Ltd. ........................................ Australia 28,098,043 10,049,470
a,b,d,f
Wiluna Mining Corp. Ltd. ................................ Australia 19,510,000 8,603,312
2,844,457,334
Precious Metals & Minerals 4.4%
a
Aurion Resources Ltd. .................................. Canada 4,575,000 8,655,906
a,b,d,f
Helius Minerals Ltd., 144A ............................... Canada 134,549 553,044
a,b,d,f
Helius Minerals Ltd., 144A ............................... Canada 2,018,160 9,224,215
Impala Platinum Holdings Ltd. ............................ South Africa 1,080,000 15,138,414
Impala Platinum Holdings Ltd., ADR ....................... South Africa 864,100 12,201,092
Northam Platinum Holdings Ltd. .......................... South Africa 539,019 10,392,990
a
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 1,225,458 2,147,157
a
Platinum Group Metals Ltd., (USD Traded) .................. South Africa 2,104,871 3,704,573
a
Scottie Resources Corp. ................................ Canada 3,757,033 5,725,371
a,f
Sierra Madre Gold and Silver Ltd. ......................... Canada 5,550,000 6,864,210
a,b,d,f
Sierra Madre Gold and Silver Ltd., 144A .................... Canada 5,196,023 5,868,677
a,b
SUA Holdings Ltd. ..................................... Canada 671,300 600,950
a,f
TDG Gold Corp. ...................................... Canada 7,557,000 3,338,020
a,c,f
TDG Gold Corp., 144A ................................. Canada 8,500,200 3,754,643
a,f
Thesis Gold & Silver, Inc. ............................... Canada 16,114,053 40,096,808
Valterra Platinum Ltd. .................................. South Africa 218,314 17,583,667
a
Vizsla Royalties Corp. .................................. Canada 1,487,266 3,394,210
a,c
Vizsla Royalties Corp., 144A ............................. Canada 308,334 703,674
149,947,621
Silver 2.8%
a
Aya Gold & Silver, Inc. .................................. Morocco 640,000 11,062,834
a
Discovery Silver Corp. .................................. Canada 5,886,700 36,316,521
a
GoGold Resources, Inc. ................................ Canada 10,063,217 19,410,040
a
Silver Mines Ltd. ...................................... Australia 69,200,000 8,210,093
a
Silver Mountain Resources, Inc. .......................... Canada 1,558,133 4,049,184
a,f
Silver Tiger Metals, Inc. ................................. Canada 880,000 524,754
a,c,f
Silver Tiger Metals, Inc., 144A ............................ Canada 29,968,073 17,870,313
97,443,739
Total Common Stocks (Cost $1,559,949,997) ....................................
3,403,920,173

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Rights a Value
a a a
Rights 0.0%
†
Gold 0.0%
†
a
Pan American Silver Corp., CVR , 2/22/29 ................... Canada 1,850,600 $ 1,267,661
Total Rights (Cost $856,772) ..................................................
1,267,661
Warrants
a a a
Warrants 0.8%
Copper 0.1%
a,b,d
Axo Copper Corp., 8/19/27 .............................. Canada 3,489,525 361,510
a,b,d
Fuerte Metals Corp., 144A, 10/17/30 ....................... Canada 576,080 2,964,478
3,325,988
Diversified Metals & Mining 0.1%
a,b,d
Adyton Resources Corp., 144A, 8/13/27 .................... Canada 5,140,000 177,966
a,b,d
AuMega Metals Ltd., 9/03/28 ............................. Australia 43,558,000 592,948
a,b,d
Awale Resources Ltd., 144A, 5/08/26 ...................... Canada 1,750,000 51,533
a,b,d
Cerro de Pasco Resources Sucursal del Peru, 144A, 11/14/26 .... Canada 3,700,000 509,932
a,b,d
Cerro de Pasco Resources, Inc., 144A, 11/06/27 .............. Canada 2,458,764 298,695
a,b,d
Great Pacific Gold Corp., 4/02/28 ......................... Canada 524,703 35,543
a,b,d
Great Pacific Gold Corp., 144A, 7/03/28 .................... Canada 3,449,350 255,813
a,b,d
Minera Alamos, Inc., 144A, 9/17/28 ........................ Canada 2,892,920 2,877,952
a,b,d
Vior Gold Corp., Inc., 144A, 2/27/27 ....................... Canada 17,700,000 25,384
4,825,766
Gold 0.5%
a,b,d
Atex Resources, Inc., 144A, 11/06/29 ...................... Canada 1,353,242 982,355
a,b,d,f
Cambria Gold Mines, Inc., 144A, 7/25/26 .................... Canada 3,300,000 —
a,b,d,f
Cambria Gold Mines, Inc., 144A, 12/30/26 ................... Canada 3,603,693 2,414,224
a,b,c,f
Cambria Gold Mines, Inc., 144A, 12/31/26 ................... Canada 5,617,406 3,763,271
a,b,d,f
Cambria Gold Mines, Inc., 144A, 3/13/27 .................... Canada 61,744,100 108,274
a,b,d
Contango Silver & Gold, Inc., 6/11/27 ...................... United States 25,000 134,692
a
Integra Resources Corp., 3/13/27 ......................... Canada 500,000 912,872
a,b,d,f
Liberty Gold Corp., 144A, 5/17/26 ......................... Canada 1,950,000 1,406,854
a,b,d,f
Liberty Gold Corp., 144A, 4/22/27 ......................... Canada 2,444,550 1,763,654
a,b,d,f
Monarch Mining Corp., 144A, 4/06/27 ...................... Canada 6,000,000 —
a
Osisko Development Corp., (CAD Traded), 3/27/27 ............ Canada 608,333 53,742
a,b,d
Osisko Development Corp., (USD Traded), 144A, 8/15/27 ....... Canada 800,000 671,715
a,c
Osisko Development Corp., (USD Traded), 144A, 10/01/29 ...... Canada 985,000 1,526,799
a,b,d,f
Q-Gold Resources Ltd., 144A, 9/30/27 ..................... Canada 4,362,943 176,657
a,b,d
STLLR Gold, Inc., 144A, 2/06/27 .......................... Canada 537,600 42,728
a,b,d,f
Talisker Resources Ltd., 144A, 3/10/28 ..................... Canada 783,199 91,090
a,f
Talisker Resources Ltd., 5/05/28 .......................... Canada 300,000 187,728
a,b,c
Tiernan Gold Corp., 144A, 10/31/27 ....................... Canada 643,063 1,520,015
a,b,d
Troilus Mining Corp., 10/18/26 ............................ Canada 1,800,000 1,497,405
17,254,075
Precious Metals & Minerals 0.1%
a,b,d,f
Helius Minerals Ltd., 144A, 1/29/29 ........................ Canada 67,274 141,378
a,b,d,f
Sierra Madre Gold and Silver Ltd., 144A, 7/24/26 ............. Canada 3,425,000 2,017,153
a,b,d,f
TDG Gold Corp., 144A, 7/07/26 ........................... Canada 310,000 47,926
2,206,457
Silver 0.0%
†
a,b,d
GoGold Resources, Inc., 144A, 11/27/28 .................... Canada 1,195,379 509,782
a,b,d
Silver Mines Ltd., 144A, 6/17/26 .......................... Australia 11,766,666 347,438
a,b,d
Silver Mountain Resources, Inc., A, 5/18/26 .................. Canada 332,400 68,519
a,b,d
Silver Mountain Resources, Inc., B, 11/18/27 ................. Canada 332,400 261,540

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 15 .
a a
Country Warrants a Value
a a a a a a
Warrants
(continued)
Silver (continued)
a,c
Silver Mountain Resources, Inc., 144A, 4/24/28 ............... Canada 3,100,000 $ 308,094
1,495,373
Total Warrants (Cost $–) ......................................................
29,107,659
Total Long Term Investments (Cost $1,560,806,769) .............................
3,434,295,493
a
Short Term Investments 0.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.6%
g,h
Franklin Institutional U.S. Government Money Market Fund, 3.593% United States 20,409,600 20,409,600
Total Money Market Funds (Cost $20,409,600) ..................................
20,409,600
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
g,h
Franklin Institutional U.S. Government Money Market Fund, 3.593% United States 708,000 708,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$708,000) ...................................................................
708,000
Total Short Term Investments (Cost $21,117,600 ) ................................
21,117,600
a
Total Investments (Cost $1,581,924,369) 100.0% ................................
$3,455,413,093
Other Assets, less Liabilities (0.0)%
†
...........................................
(1,562,593)
Net Assets 100.0% ...........................................................
$3,453,850,500
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2026, the aggregate value of these securities was $210,432,319, representing 6.1% of net assets.
d
See Note 3 regarding restricted securities.
e
A portion or all of the security is on loan at April 30, 2026.
f
See Note 4 regarding holdings of 5% voting securities.
g
See Note 5 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At April 30, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At April 30, 2026, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold and Precious Metals Fund
5,140,000
a
Adyton Resources Corp., 144A, 8/13/27 ........... 8/14/25 $ — $ 177,966
1,353,242
b
Atex Resources, Inc., 144A, 11/06/29 ............. 11/07/25 — 982,355
43,558,000
c
AuMega Metals Ltd., (CAD Traded) .............. 4/09/26 1,261,317 1,056,603
43,558,000
c
AuMega Metals Ltd., 9/03/28 ................... 4/15/26 — 592,948
1,750,000
d
Awale Resources Ltd., 144A, 5/08/26 ............. 5/10/24 — 51,533
3,489,525
e
Axo Copper Corp., 8/19/27 ..................... 2/20/26 — 361,510
7,207,386
f
Cambria Gold Mines, Inc., 144A . ................ 1/21/26 3,126,509 8,632,123
3,603,693
f
Cambria Gold Mines, Inc., 144A, 12/30/26 ......... 1/28/26 — 2,414,224
61,744,100
f
Cambria Gold Mines, Inc., 144A, 3/13/27 .......... 3/18/25 — 108,274
3,300,000
f
Cambria Gold Mines, Inc., 144A, 7/25/26 .......... 7/26/24 — —
3,700,000
g
Cerro de Pasco Resources Sucursal del Peru, 144A,
11/14/26 ................................. 11/29/24 — 509,932
2,458,764
g
Cerro de Pasco Resources, Inc., 144A, 11/06/27 .... 11/10/25 — 298,695
25,000
h
Contango Silver & Gold, Inc., 6/11/27 ............. 6/11/24 — 134,692
18,028,500 Firefinch Ltd. ............................... 6/28/21 - 12/14/21 6,072,753 570,065
576,080
i
Fuerte Metals Corp., 144A, 10/17/30 ............. 10/21/25 — 2,964,478
1,195,379
j
GoGold Resources, Inc., 144A, 11/27/28 .......... 11/28/25 — 509,782
3,449,350
k
Great Pacific Gold Corp., 144A, 7/03/28 ........... 7/07/25 — 255,813
524,703
k
Great Pacific Gold Corp., 4/02/28 ................ 4/06/26 — 35,543
134,549 Helius Minerals Ltd., 144A ..................... 1/30/26 296,440 553,044
2,018,160 Helius Minerals Ltd., 144A . .................... 1/30/26 4,446,429 9,224,215
67,274 Helius Minerals Ltd., 144A, 1/29/29 .............. 2/06/26 — 141,378
2,444,550
l
Liberty Gold Corp., 144A, 4/22/27 ................ 4/23/25 — 1,763,654
1,950,000
l
Liberty Gold Corp., 144A, 5/17/26 ................ 5/21/24 — 1,406,854
2,892,920
m
Minera Alamos, Inc., 144A, 9/17/28 .............. 10/03/25 — 2,877,952
15,500,000 Monarch Mining Corp. ........................ 4/04/22 - 1/18/23 3,340,290 —
6,000,000 Monarch Mining Corp., 144A, 4/06/27 ............. 4/07/22 — —
800,000
n
Osisko Development Corp., (USD Traded), 144A,
8/15/27 .................................. 8/18/25 — 671,715
45,900,000 Phoenix Industrial Minerals Pty. Ltd. .............. 3/09/21 - 12/16/22 — 56,178
4,362,943
o
Q-Gold Resources Ltd., 144A, 9/30/27 ............ 10/24/25 — 176,657
1,699,430 Roxmore Resources, Inc., 144A ................. 2/27/26 2,990,090 5,355,526
5,196,023
p
Sierra Madre Gold and Silver Ltd., 144A ........... 1/12/26 4,867,118 5,868,677
2. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold and Precious Metals Fund (continued)
3,425,000
p
Sierra Madre Gold and Silver Ltd., 144A, 7/24/26 .... 7/25/25 $ — $ 2,017,153
11,766,666
q
Silver Mines Ltd., 144A, 6/17/26 ................. 1/07/25 — 347,438
332,400
r
Silver Mountain Resources, Inc., A, 5/18/26 ........ 11/19/25 — 68,519
332,400
r
Silver Mountain Resources, Inc., B, 11/18/27 ....... 11/19/25 — 261,540
537,600
s
STLLR Gold, Inc., 144A, 2/06/27 ................ 2/09/24 — 42,728
783,199
t
Talisker Resources Ltd., 144A, 3/10/28 ............ 3/11/26 — 91,090
310,000
u
TDG Gold Corp., 144A, 7/07/26 ................. 7/10/23 — 47,926
2,606,809
v
Tectonic Metals, Inc., 144A ..................... 2/11/26 4,129,104 4,032,078
1,800,000
w
Troilus Mining Corp., 10/18/26 .................. 10/18/24 — 1,497,405
17,700,000
x
Vior Gold Corp., Inc., 144A, 2/27/27 .............. 2/28/25 — 25,384
19,510,000 Wiluna Mining Corp. Ltd. ...................... 2/28/20 - 6/10/22 9,867,301 8,603,312
Total Restricted Securities (Value is 1.9% of Net Assets) ............... $40,397,351 $64,786,959
a
The Fund also invests in unrestricted securities of the issuer, valued at $3,254,537 as of April 30, 2026.
b
The Fund also invests in unrestricted securities of the issuer, valued at $21,107,984 as of April 30, 2026.
c
The Fund also invests in unrestricted securities of the issuer, valued at $921,583 as of April 30, 2026.
d
The Fund also invests in unrestricted securities of the issuer, valued at $2,112,858 as of April 30, 2026.
e
The Fund also invests in unrestricted securities of the issuer, valued at $3,853,417 as of April 30, 2026.
f
The Fund also invests in unrestricted securities of the issuer, valued at $24,579,813 as of April 30, 2026.
g
The Fund also invests in unrestricted securities of the issuer, valued at $5,989,447 as of April 30, 2026.
h
The Fund also invests in unrestricted securities of the issuer, valued at $18,133,002 as of April 30, 2026.
i
The Fund also invests in unrestricted securities of the issuer, valued at $13,900,085 as of April 30, 2026.
j
The Fund also invests in unrestricted securities of the issuer, valued at $19,410,040 as of April 30, 2026.
k
The Fund also invests in unrestricted securities of the issuer, valued at $2,516,057 as of April 30, 2026.
l
The Fund also invests in unrestricted securities of the issuer, valued at $29,181,011 as of April 30, 2026.
m
The Fund also invests in unrestricted securities of the issuer, valued at $16,192,844 as of April 30, 2026.
n
The Fund also invests in unrestricted securities of the issuer, valued at $20,981,068 as of April 30, 2026.
o
The Fund also invests in unrestricted securities of the issuer, valued at $1,638,091 as of April 30, 2026.
p
The Fund also invests in unrestricted securities of the issuer, valued at $6,864,210 as of April 30, 2026.
q
The Fund also invests in unrestricted securities of the issuer, valued at $8,210,093 as of April 30, 2026.
r
The Fund also invests in unrestricted securities of the issuer, valued at $4,357,278 as of April 30, 2026.
s
The Fund also invests in unrestricted securities of the issuer, valued at $5,150,046 as of April 30, 2026.
t
The Fund also invests in unrestricted securities of the issuer, valued at $11,342,955 as of April 30, 2026.
u
The Fund also invests in unrestricted securities of the issuer, valued at $7,092,663 as of April 30, 2026.
v
The Fund also invests in unrestricted securities of the issuer, valued at $6,183,237 as of April 30, 2026.
w
The Fund also invests in unrestricted securities of the issuer, valued at $30,652,664 as of April 30, 2026.
x
The Fund also invests in unrestricted securities of the issuer, valued at $1,628,814 as of April 30, 2026.
3. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended April 30, 2026, investments in “affiliated companies” were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Asara Resources Ltd. .. $ — $ 2,738,994
a
$ — $ — $ 5,285,281 $ 8,024,275 82,560,000 $ —
Ascot Resources Ltd. .. 6,232,309 10,470,086
a
(37,931,368)
a
— 21,228,973 —
c
— —
Aurion Resources Ltd. . 4,261,872 — (5,375,539) 3,304,193 —
b
—
b
—
b
—
Banyan Gold Corp. ... 5,484,772 — (1,225,108) 866,532 16,071,692 21,197,888 21,017,629 —
Cambria Gold Mines, Inc. — 28,063,124
a
— — (21,596,805) 6,466,319 4,934,564 —
Cambria Gold Mines, Inc.,
144A ........... — 4,928,811
a
— — 9,421,412 14,350,223 11,234,813 —
Cambria Gold Mines, Inc.,
144A . .......... — 3,126,510
a
— — 5,505,613 8,632,123 7,207,386 —
Cambria Gold Mines, Inc.,
144A, 7/25/26 ..... 23,073 — — — (23,073) — 3,300,000 —
Cambria Gold Mines, Inc.,
144A, 12/30/26 .... — — — — 2,414,224 2,414,224 3,603,693 —
Cambria Gold Mines, Inc.,
144A, 12/31/26 .... — — — — 3,763,271 3,763,271 5,617,406 —
Cambria Gold Mines, Inc.,
144A, 3/13/27 ..... 1,204,625 — — — (1,096,351) 108,274 61,744,100 —
Falcon Metals Ltd. .... 2,697,018 1,331,615
a
(43,210) (4,593) 353,281 4,334,111 12,145,414 —
Heliostar Metals Ltd. ... 14,523,383 497,836
a
(5,685,328) 4,884,500 11,481,146 25,701,537 16,088,333 —
Heliostar Metals Ltd.,
144A, 12/08/25 .... 881,778 — — — (881,778) —
c
— —
Helius Minerals Ltd., 144A — 296,440
a
— — 256,604 553,044 134,549 —
Helius Minerals Ltd., 144A
. .............. — 4,446,429 — — 4,777,786 9,224,215 2,018,160 —
Helius Minerals Ltd., 144A,
1/29/29 .......... — — — — 141,378 141,378 67,274 —
Liberty Gold Corp. .... 4,007,024 — — — 13,184,137 17,191,161 16,329,800 —
Liberty Gold Corp., 144A 2,794,669 — — — 9,195,181 11,989,850 11,389,100 —
Liberty Gold Corp., 144A,
5/17/26 .......... 25,034 — — — 1,381,820 1,406,854 1,950,000 —
Liberty Gold Corp., 144A,
4/22/27 .......... 66,369 — — — 1,697,285 1,763,654 2,444,550 —
Maple Gold Mines Ltd.,
144A ........... — 3,287,147 — — 5,242,799 8,529,946 3,849,386 —
Monarch Mining Corp. . — — — — — — 15,500,000 —

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Monarch Mining Corp.,
144A, 4/06/27 ..... $ — $ — $ — $ — $ — $ — 6,000,000 $ —
Newcore Gold Ltd. .... 6,138,135 511,678 (540,572) 27,351 147,503 6,284,095 15,520,000 —
Newcore Gold Ltd., 144A,
2/27/26 .......... 116,241 — — — (116,241) —
c
— —
Onyx Gold Corp. ..... 2,448,759 2,177,514 — — (1,086,999) 3,539,274 3,973,201 —
Onyx Gold Corp. . .... 1,759,025 — — — (511,255) 1,247,770 1,400,750 —
Q-Gold Resources Ltd. . — 949,394
a
— — 688,697 1,638,091 8,725,887 —
Q-Gold Resources Ltd.,
144A, 9/30/27 ..... — — — — 176,657 176,657 4,362,943 —
RTG Mining, Inc. ..... 75,197 — — — —
b
—
b
—
b
—
RTG Mining, Inc., CDI .. 1,378,277 — — — —
b
—
b
—
b
—
Saturn Metals Ltd. .... 7,181,760 1,509,260
a
(136,604) (130,414) 1,842,567 10,266,569 29,776,957 —
Sierra Madre Gold and
Silver Ltd. ........ 3,460,595 — (1,844,975) 1,176,078 4,072,512 6,864,210 5,550,000 —
Sierra Madre Gold and
Silver Ltd., 144A .... — 4,867,118 — — 1,001,559 5,868,677 5,196,023 —
Sierra Madre Gold and
Silver Ltd., 144A,
7/24/26 .......... 327,681 — — — 1,689,472 2,017,153 3,425,000 —
Silver Tiger Metals, Inc. . 992,945 — (835,287) 528,230 (161,134) 524,754 880,000 —
Silver Tiger Metals, Inc.,
144A ........... 9,728,403 2,824,267 — — 5,317,643 17,870,313 29,968,073 —
Talisker Resources Ltd. . 2,164,261 6,424,656
a
— — 2,566,310 11,155,227 11,307,987 —
Talisker Resources Ltd.,
144A, 3/10/28 ..... — — — — 91,090 91,090 783,199 —
Talisker Resources Ltd.,
5/05/28 .......... 35,183 — — — 152,545 187,728 300,000 —
TDG Gold Corp. ..... 2,138,258 2,073,194 — — (873,432) 3,338,020 7,557,000 —
TDG Gold Corp., 144A . 2,364,102 1,379,196
a
— — 11,345 3,754,643 8,500,200 —
TDG Gold Corp., 144A,
7/07/26 .......... 50,346 — — — (2,420) 47,926 310,000 —
Tectonic Metals, Inc. ... — 2,551,076 — — 3,632,161 6,183,237 3,700,000 —
Tectonic Metals, Inc., 144A — 4,129,104 — — (97,026) 4,032,078 2,606,809 —
Thesis Gold & Silver, Inc. — 19,138,318
a
(1,240,783) (42,617) 22,241,890 40,096,808 16,114,053 —
Thesis Gold, Inc. ..... 10,479,986 762,100
a
(19,138,316)
a
— 7,896,230 —
c
— —
Thesis Gold, Inc., 144A . 646,956 — (762,100)
a
— 115,144 —
c
— —
Wiluna Mining Corp. Ltd. 257,031 — — — 8,346,281 8,603,312 19,510,000 —
Total Affiliated Securities
(Value at End of Period
is 8.1% of Net Assets) $93,945,067 $108,483,867 $(74,759,190) $10,609,260 $144,944,975 $279,579,979 $—
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April 30,
2026, the Fund held investments in affiliated management investment companies as follows:
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
a
May include accretion, amortization, and/or other cost basis adjustments.
b
As of April 30, 2026, no longer an affiliate.
c
As of April 30, 2026, no longer held by the fund.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $19,635,328 $531,983,037 $(531,208,765) $— $— $20,409,600 20,409,600 $1,354,233
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.593% ............ $734,000 $73,520,000 $(73,546,000) $— $— $708,000 708,000 $85,253
Total Affiliated Securities ... $20,369,328 $605,503,037 $(604,754,765) $— $— $21,117,600 $1,439,486
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2026, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At April 30, 2026, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
a
Common Stocks :
Copper .............................. $ 22,258,988 $ — $ 1,956,197 $ 24,215,185
Diversified Metals & Mining ............... 204,819,754 81,224,282 1,621,327 287,665,363
Environmental & Facilities Services ......... 190,931 — — 190,931
Gold ................................ 2,053,396,200 744,519,000 46,542,134
b
2,844,457,334
Precious Metals & Minerals ............... 86,831,021 46,869,714 16,246,886
b
149,947,621
Silver ............................... 89,233,646 8,210,093 — 97,443,739
Rights ................................ 1,267,661 — — 1,267,661
Warrants :
Copper .............................. — — 3,325,988 3,325,988
Diversified Metals & Mining ............... — — 4,825,766 4,825,766
Gold ................................ 2,681,141 — 14,572,934
b
17,254,075
Precious Metals & Minerals ............... — — 2,206,457 2,206,457
Silver ............................... 308,094 — 1,187,279 1,495,373
Short Term Investments ................... 21,117,600 — — 21,117,600
Total Investments in Securities ........... $2,482,105,036 $880,823,089
c
$92,484,968 $3,455,413,093
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $861,246,391, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks
Copper .......... $ — $ 891,506 $ — $ — $ — $ — $ — $ 1,064,691 $ 1,956,197 $ 1,064,691
Diversified Metals &
Mining ......... 50,146 1,261,317
c
— — — — — 309,864 1,621,327 309,864
Gold ............ 11,231,578
c
20,862,755
c
(9,783,646) — — — (28,448) 24,259,895 46,542,134
c
25,017,669
Precious Metals &
Minerals ........ 2,424,380 9,609,987
c
(2,141,296)
c
— — — — 6,353,815 16,246,886 6,636,900
Warrants
Copper .......... — —
c
— — — — — 3,325,988 3,325,988 3,325,988
Diversified Metals &
Mining ......... 1,3 19 ,5 03 —
c
(2,143) — — — — 3,508,406 4,825,766 4,169,976
Gold ............ 2,7 77 , 582
c
—
c
—
c
— — — — 11,795,352 14,572,934
c
13,184,532
Precious Metals &
Minerals ........ 378,027 —
c
— — — — — 1,828,430 2,206,457 1,828,430
6. Fair Value Measurements
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 3 financial instruments include the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
Abbreviations
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Warrants (continued)
Silver ............ $ 90,362 $ —
c
$ —
c
$ — $ — $ — $ — $ 1,096,917 $ 1,187,279 $ 1,102,329
Total Investments in Securities . $18,271,578 $32,625,565 $(11,927,085) $— $— $ — $ (28,448) $ 53,543,358 $92,484,968 $ 56,640,379
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Value Right
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.